UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02992

Exact name of registrant as specified in charter:	Prudential National Muni Fund, Inc.

Address of principal executive offices:	655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French

655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2025

Date of reporting period:	2/28/2025

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM National Muni Fund
Class A:
PRNMX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the Class A shares of PGIM National Muni Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM National Muni Fund—Class A	$30	0.61%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 1,066,944,300
Number of fund holdings	464
Portfolio turnover rate for the period	25%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	11.4
AA	43.9
A	34.1
BBB	4.1
BB	0.9
B	0.3
Not Rated	5.2
Cash/Cash Equivalents	0.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of s ecuritie
s that have not been rated by an NRSRO. Credit ratings are subject to change.
MF104E2A

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM National Muni Fund

SHARE CLASS	A
NASDAQ	PRNMX
CUSIP	74441U105
MF104E2A

PGIM National Muni Fund
Class C:
PNMCX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the Class C shares of PGIM National Muni Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
.
You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM National Muni Fund—Class C	$77	1.55%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 1,066,944,300
Number of fund holdings	464
Portfolio turnover rate for the period	25%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	11.4
AA	43.9
A	34.1
BBB	4.1
BB	0.9
B	0.3
Not Rated	5.2
Cash/Cash Equivalents	0.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF104E2C

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM National Muni Fund

SHARE CLASS	C
NASDAQ	PNMCX
CUSIP	74441U303
MF104E2C

PGIM National Muni Fund
Class Z:
DNMZX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM National Muni Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM National Muni Fund—Class Z	$18	0.36%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 1,066,944,300
Number of fund holdings	464
Portfolio turnover rate for the period	25%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	11.4
AA	43.9
A	34.1
BBB	4.1
BB	0.9
B	0.3
Not Rated	5.2
Cash/Cash Equivalents	0.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF104E2Z

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM National Muni Fund

SHARE CLASS	Z
NASDAQ	DNMZX
CUSIP	74441U402
MF104E2Z

PGIM National Muni Fund
Class R6:
PNMQX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM National Muni Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM National Muni Fund—Class R6	$14	0.29%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 1,066,944,300
Number of fund holdings	464
Portfolio turnover rate for the period	25%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	11.4
AA	43.9
A	34.1
BBB	4.1
BB	0.9
B	0.3
Not Rated	5.2
Cash/Cash Equivalents	0.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF104E2R6

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM National Muni Fund

SHARE CLASS	R6
NASDAQ	PNMQX
CUSIP	74441U600
MF104E2R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2  – Code of Ethics – Not required, as this is not an annual filing.

Item 3  – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4  – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5  – Audit Committee of Listed Registrants – Not applicable.

Item 6  – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7  – 11 (Refer to Report below)

PRUDENTIAL NATIONAL MUNI FUND, INC.

PGIM National Muni Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

FEBRUARY 28, 2025

Table of Contents	Financial Statements and Other Information	February 28, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM National Muni Fund	1

Notes to Financial Statements	37

Other Information - Form N-CSR Items 8-11

Schedule of Investments (unaudited)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 100.4%

MUNICIPAL BONDS 98.5%

Alabama 3.9%

Black Belt Energy Gas Dist. Rev.,
Gas Proj. No. 7, Series C-1 (Mandatory put date 12/01/26)	4.000%(cc)	10/01/52	7,815	$7,867,013
Gas Proj. No. 8, Series A (Mandatory put date 12/01/29)	4.000(cc)	12/01/52	2,895	2,895,706
Gas Proj., Series E (Mandatory put date 06/01/28)	5.000(cc)	05/01/53	5,000	5,219,772
Proj. No. 6, Series B (Mandatory put date 12/01/26)	4.000(cc)	10/01/52	3,000	3,022,036
Rfdg. (Mandatory put date 12/01/31)	4.000(cc)	06/01/51	5,540	5,624,364
Series B (Mandatory put date 09/01/32)	5.000(cc)	10/01/55	4,200	4,470,472
Series D1, Rfdg. (Mandatory put date 06/01/27)	4.000(cc)	07/01/52	1,000	1,011,952

Jefferson Cnty. Swr. Rev.,
Warrants, Rfdg.	5.250	10/01/41	1,500	1,656,125

Mobile Indl. Dev. Brd. Rev.,
Alabama Pwr. Co. Barry, Rmkt. (Mandatory put date 06/26/25)	1.000(cc)	06/01/34	1,000	991,717

Selma Indl. Dev. Brd. Rev.,
Int’l Paper Co. Proj., Series A, Rfdg. (Mandatory put date 06/16/25)	1.375(cc)	05/01/34	1,600	1,590,106

Southeast Alabama Gas Sply. Dist. Rev.,
Proj. No. 2, Series B, Rfdg. (Mandatory put date 05/01/32)	5.000(cc)	06/01/49	2,000	2,134,632

Southeast Energy Auth. Cooperative Dist. Rev.,
Proj. No. 5, Series A (Mandatory put date 07/01/29)	5.250(cc)	01/01/54	2,500	2,630,301
Series A	5.000	11/01/26	2,060	2,093,512

				41,207,708

Alaska 1.0%

Alaska Indl. Dev. & Export Auth. Rev.,
Tanana Chiefs Conference Proj., Series A	4.000	10/01/49	3,000	2,721,209
Tanana Chiefs Conference Proj., Series A	5.000	10/01/26	2,385	2,449,285
Tanana Chiefs Conference Proj., Series A	5.000	10/01/31	1,555	1,657,359

Alaska Muni. Bond Bank Auth. Rev.,
Rfdg.	5.000	12/01/26	1,350	1,397,395

Alaska St.,
Series A, GO, Rfdg.(hh)	5.000	08/01/35	1,000	1,151,164

Northern Tob. Secur. Corp. Rev.,
Sr. Series A, Class 1, Rfdg.	5.000	06/01/31	1,000	1,084,185

				10,460,597

See Notes to Financial Statements.

PGIM National Muni Fund 1

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Arizona 2.6%

Arizona Hlth. Facs. Auth. Rev.,
Banner Hlth., Series B (Mandatory put date 10/01/24)	4.480%(cc)	01/01/37	2,265	$2,231,835

Arizona Indl. Dev. Auth. Rev.,
Ironwood Ranch Apts. Proj. (Mandatory put date 09/01/26)	5.000(cc)	02/01/58	3,000	3,085,938
Phoenix Children’s Hosp., Series A	5.000	02/01/30	300	326,861
Sustainable Bonds, Equitable Sch. Revolving Fd.,
Series A	5.250	11/01/48	3,000	3,198,045

Maricopa Cnty. Indl. Dev. Auth. Rev.,
Banner Hlth., Series A	5.000	01/01/41	1,140	1,177,240

Phoenix Civic Impvt. Corp. Rev.,
Jr. Lien, Series B, AMT	5.000	07/01/49	1,630	1,655,830
Series A, AMT	5.000	07/01/47	2,000	2,014,754
Sr. Lien, AMT	5.000	07/01/48	2,000	2,021,420

Pima Cnty. Ind. Dev. Auth. Rev.,
AZ Chart. Schs. Proj., Series R, Rfdg.	4.000	07/01/26	1,735	1,740,173

Salt River Proj. Agric. Impvt. & Pwr. Dist. Elec. Sys. Rev.,
Salt River Proj., Series A	5.000	01/01/47	1,925	2,051,939
Series B	5.000	05/01/42	2,500	2,801,018

Salt Verde Finl. Corp. Rev.,
Sr. Gas Rev., Sr. Bonds	5.000	12/01/32	2,685	2,887,991
Sr. Gas Rev., Sr. Bonds	5.250	12/01/26	2,180	2,248,486

				27,441,530

Arkansas 0.3%

Fayetteville Sales & Use Tax Rev.,
Sales & Use Tax	2.875	11/01/32	3,000	2,923,674

California 5.6%

California Muni. Fin. Auth. Rev.,
CHF-Davis I, LLC, West Vlg. Student Hsg. Proj., BAM,
TCRs	5.000	05/15/29	1,000	1,065,548

California St.,
GO	5.000	03/01/45	3,000	3,003,880

Freddie Mac Multifamily Cert. Rev.,
FRETE 2023, ML18, Class X-CA	1.440(cc)	09/25/37	29,315	3,040,249
FRETE 2024, ML22, Class A-US	4.684(cc)	10/25/40	2,488	2,565,835
FRETE 2024, ML23, SPC, Sustainable Bonds, 144A	4.700(cc)	04/25/42	2,897	2,999,183
FRETE 2024, ML24 Trust, Green Bonds	4.299(cc)	05/25/41	3,982	3,963,564
Sustainable Bonds, Series ML-27, Class A, USM	4.759	08/25/41	3,247	3,450,318

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California (cont’d.)

Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000%	11/15/35	1,300	$1,435,579

Los Angeles Dept. Arpts. Rev.,
Sr. Rev., Series A, AMT	5.000	05/15/26	1,000	1,003,694
Sub. Los Angls. Int’l., Series A, AMT	5.250	05/15/48	1,000	1,031,404
Sub., Pvt. Activity, Series A, Rfdg., AMT	5.000	05/15/46	4,170	4,354,851

Los Angeles Dept. of Wtr. & Pwr. Rev.,
LA Dept. of Wtr. & Pwr. Sys., Series C	4.000	07/01/26	5,840	5,877,331
Pwr. Sys., Series A-2, FRDD	3.550(cc)	07/01/51	3,000	3,000,000
Pwr. Sys., Series A-3, FRDD	3.460(cc)	07/01/51	5,740	5,740,000
Pwr. Sys., Sub-Series A-2, Rmkt., Rfdg., FRDD	3.450(cc)	07/01/35	4,100	4,100,000
Sub-Series B-3, Rmkt., Rfdg., FRDD	3.630(cc)	07/01/34	4,700	4,700,000

M-S-R Energy Auth. Rev.,
Series A	6.500	11/01/39	2,000	2,505,978

Pittsburg Redev. Agcy.,
Los Medanos Cmnty. Dev. Proj., Tax Alloc., AMBAC, CABS	2.592(t)	08/01/25	2,000	1,978,210

Port of Los Angeles Rev.,
Series A-1, Rfdg. AMT	5.000	08/01/34	1,000	1,121,017

San Francisco City & Cnty. Arpt. Commn. Rev.,
San Francisco Int. Aprt., 2nd Series A, Rfdg., AMT	5.250	05/01/41	2,500	2,732,229

				59,668,870

Colorado 4.9%

Baseline Metropolitan Dist. No. 1,
Series A, GO, Rfdg.	4.250	12/01/54	4,400	4,300,210

Colorado Hlth. Facs. Auth. Rev.,
Adventhealth Oblig. Grp., Series B, Rfdg. (Mandatory put date 11/15/30)	5.000(cc)	11/15/36	3,000	3,280,307
Commonspirit Hlth., Series A-1, Rfdg.	5.000	08/01/32	2,250	2,406,185
Commonspirit Hlth., Series B-1, Rfdg. (Mandatory put date 08/01/25)	5.000(cc)	08/01/49	2,605	2,608,642
Intermountain Healthcare, Series B, Rfdg.
(Mandatory put date 08/17/26)	5.000(cc)	05/15/62	6,900	7,068,073
Intermountain Healthcare, Series C, Rfdg.
(Mandatory put date 08/15/28)	5.000(cc)	05/15/62	3,100	3,286,737
Intermountain Hlth., Series A, Rfdg.	5.000	05/15/44	1,250	1,336,853
SCL Hlth. Sys., Series B, Rfdg.	4.000	01/01/40	3,060	3,072,624

Colorado Springs Co. Util. Sys. Rev.,
Series A-4	5.000	11/15/43	3,080	3,225,659

See Notes to Financial Statements.

PGIM National Muni Fund 3

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Colorado (cont’d.)

Colorado St.,
COP	6.000%	12/15/39	4,000	$4,723,871

Denver City & Cnty. Arpt. Sys. Rev.,
Series A, Rfdg., AMT	5.500	11/15/38	1,875	2,089,695
Series A, Rfdg., AMT	5.500	11/15/42	1,875	2,065,947
Series D, Rfdg., AMT	5.750	11/15/35	1,000	1,132,813
Sub. Series B, Rfdg., AMT	5.500	11/15/41	1,000	1,114,439
Sub. Series B, Rfdg., AMT	5.500	11/15/42	1,000	1,109,774
Sub. Sys., Series A, Rfdg., AMT	5.000	12/01/34	2,375	2,470,223
Sub. Sys., Series A, Rfdg., AMT	5.000	12/01/35	1,130	1,171,446
Sub. Sys., Series A, Rfdg., AMT	5.250	12/01/43	3,000	3,102,163

E-470 Pub. Hwy. Auth. Rev.,
Sr. Series B, NATL	2.802(t)	09/01/25	2,140	2,109,945

Regl. Trans. Dist. Rev.,
Denver Transit Partners Eagle P3 Proj., Series A, Rfdg.	5.000	07/15/28	400	422,395
Denver Transit Partners Eagle P3 Proj., Series A, Rfdg.	5.000	07/15/29	400	428,096

				52,526,097

Connecticut 1.0%

Connecticut St.,
Series B, GO, Rfdg.	5.000	05/15/25	2,200	2,209,820

Connecticut St. Hlth. & Edl. Facs. Auth. Rev.,
Yale Univ., Series A-2, Rfdg. (Mandatory put date 07/01/26)	2.000(cc)	07/01/42	2,310	2,279,402

Connecticut St. Spl. Tax Rev.,
Series B	5.000	10/01/37	1,440	1,525,435
Trans. Infrast., Series A	5.000	01/01/38	2,195	2,294,191

Norwalk Hsg. Auth. Rev.,
Wall Street Place (Mandatory put date 09/01/27)	3.050(cc)	09/01/58	2,000	2,005,961

				10,314,809

District of Columbia 2.7%

Dist. of Columbia,
Series A, GO, Rfdg.	5.000	10/15/38	3,000	3,212,863

Dist. of Columbia Rev.,
Dist. of Columbia Int’l. Sch.	5.000	07/01/49	1,275	1,288,587
Friendship Pub. Chart. Sch., Rfdg.	5.000	06/01/36	1,385	1,396,159
KIPP DC Iss., Series A, Rfdg.	5.000	07/01/37	1,250	1,284,122
KIPP DC Proj., Series B, Rfdg.	5.000	07/01/25	500	503,004

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

District of Columbia (cont’d.)

Metropolitan Washington D.C. Arpt. Auth. Sys. Rev.,
Rfdg., AMT	5.000%	10/01/26	4,945	$5,081,918
Series A, Rfdg. AMT	5.000	10/01/30	3,500	3,775,557
Series A, Rfdg., AMT	5.000	10/01/26	3,250	3,340,327
Series A, Rfdg., AMT	5.000	10/01/29	1,915	2,043,000
Series A, Rfdg., AMT	5.000	10/01/33	6,570	7,224,065

				29,149,602

Florida 7.8%

Broward Cnty. Arpt. Sys. Rev.,
Series A, AMT	5.000	10/01/45	3,000	3,004,491

Central Florida Expressway Auth. Rev.,
Sr. Lien, Rfdg.	4.000	07/01/41	2,000	1,991,564
Sr. Lien, Rfdg.	5.000	07/01/38	2,500	2,581,713

Cityplace CDD.,
Spl. Assmt., Rfdg.	5.000	05/01/26	525	533,053

Florida Dev. Fin. Corp. Rev.,
GFL Solid Wst. Southeast LLC Proj., Series A, AMT
(Mandatory put date 10/01/31), 144A	4.375(cc)	10/01/54	3,000	3,026,546
Nova Southeastern Univ. Proj., Series A, Rfdg.	5.000	04/01/26	555	567,877

Florida Higher Edl. Facs. Finl. Auth. Rev.,
Nova Southeastern Univ. Proj., Rfdg.	5.000	04/01/25	1,450	1,452,242
Nova Southeastern Univ. Proj., Rfdg.	5.000	04/01/28	1,420	1,448,244

Fort Lauderdale Wtr. & Swr. Rev.,
Enabling Wrks. Proj., Series A	5.500	09/01/53	2,500	2,752,651

Grtr. Orlando Avtn. Auth. Rev.,
AMT	5.250	10/01/44	4,450	4,825,955
Priority Sub. Series A, AMT	5.000	10/01/42	5,000	5,097,626
Series A, AMT	5.000	10/01/28	1,500	1,584,270
Series A, AMT	5.000	10/01/38	1,810	1,892,736

Highlands Cnty. Hlth. Facs. Auth. Rev.,
Adventhealth Oblig. Grp., Series C-1 (Mandatory put date 11/15/31)	5.000(cc)	11/15/59	3,135	3,481,393

Hillsborough Cnty. Avtn. Auth. Rev.,
Tampa Int’l. Arpt., Series B, AMT	5.500	10/01/49	3,000	3,246,915
Tampa Int’l. Arpt., Series E, AMT	5.000	10/01/48	4,500	4,554,578

Hillsborough Cnty. Indl. Dev. Auth. Rev.,
Baycare Hlth. Sys., Series C, Rfdg.	5.000	11/15/41	2,010	2,232,016

Jacksonville Hsg. Auth. Rev.,
Westwood Apartments	5.000	02/01/34	3,200	3,403,734

See Notes to Financial Statements.

PGIM National Muni Fund 5

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Florida (cont’d.)

JEA Elec. Sys. Rev.,
Series 3-2024A, Rfdg.	5.000%	10/01/38	2,500	$2,857,465
Series 3-2024A, Rfdg.	5.000	10/01/39	1,000	1,134,834

Lee Cnty. Arpt. Rev., AMT	5.250	10/01/43	1,000	1,086,482
Series A, AMT, Rfdg.	5.000	10/01/28	1,500	1,577,635

Lee County Indl. Dev. Auth. Rev.,
Shell Point 2024B-1 (Temps -85)	4.750	11/15/29	1,000	1,004,396
Shell Point, 2024B-3, Temps-50	4.125	11/15/29	1,000	1,000,334

Miami Beach Redev. Agcy.,
Tax Incr. Rev. City Ctr., Tax Alloc. Rfdg., AGM	5.000	02/01/44	1,500	1,501,685

Miami Dade Cnty. Avtn. Rev.,
Series A, Rfdg., AMT	5.000	10/01/34	2,500	2,720,588

Miami Dade Cnty. Edu. Facs. Auth. Rev.,
Univ. of Miami, Series B, Rfdg.	5.250	04/01/41	3,470	3,925,960

Orange Cnty. Hlth. Facs. Auth. Rev.,
Orlando Hlth. Oblig. Grp., Series B, Rfdg.	5.000	10/01/26	2,275	2,352,557
Orlando Hlth., Inc., Series A, Rfdg.	5.000	10/01/33	1,510	1,548,440
Orlando Hlth., Inc., Series B, Rfdg.	5.000	10/01/44	1,000	1,010,687

Orlando Util. Commn. Rev.,
Series B (Mandatory put date 10/01/28)	1.250(cc)	10/01/46	3,475	3,186,498

Sarasota Cnty. Pub. Hosp. Dist. Rev.,
Sarasota Mem. Hosp.	5.000	07/01/28	1,160	1,236,425

South Miami Hlth. Facs. Auth., Inc. Rev.,
Baptist Hlth. South Florida, Rfdg.	5.000	08/15/47	1,075	1,090,703

St. John’s Cnty. Hsg. Fin. Auth. Rev.,
Oaks at St. John, Series A (Mandatory put date
07/01/25)	3.550(cc)	07/01/27	1,000	1,000,200

Vlg. CDD No. 6,
Spl. Assmt., Rfdg.	4.000	05/01/27	375	381,577
Spl. Assmt., Rfdg.	4.000	05/01/28	305	308,759
Spl. Assmt., Rfdg.	4.000	05/01/29	315	318,206

Vlg. CDD No. 13,
2019 Spl. Assmt., Phase I, Ltd. Offering	3.550	05/01/39	2,635	2,402,918
2021 Spl. Assmt., Phase III	2.550	05/01/31	1,630	1,462,833
Spl. Assmt.	3.375	05/01/34	465	436,101
Spl. Assmt., 144A	2.625	05/01/30	2,415	2,228,814

				83,451,701

Georgia 4.9%

Atlanta Arpt. Passenger Facs. Charge Rev.,
Sub. Lien, Green Bond, Series E, AMT	5.250	07/01/43	4,000	4,297,161

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Georgia (cont’d.)

Atlanta GA Dept. Avtn. Rev.,
Series B, Rfdg., AMT	5.000%	07/01/28	3,135	$3,302,521
Series B, Rfdg., AMT	5.000	07/01/29	830	885,037
Series B, Rfdg., AMT	5.250	07/01/41	1,000	1,094,414
Series B, Rfdg., AMT	5.250	07/01/43	1,000	1,082,900

Atlanta Urban Residential Fin. Auth. Rev.,
GE Tower Apts., Series B (Mandatory put date 06/01/25)	5.750(cc)	06/01/27	1,750	1,751,492

Burke Cnty. Dev. Auth. Rev.,
Georgia Pwr. Co. Plant Vogtle Proj., 5th Series, Rmkt.
(Mandatory put date 06/13/28)	3.700(cc)	10/01/32	1,685	1,709,345

Columbia Cnty. Hosp. Auth. Rev.,
Rev Anticipation CTFS, Wellstar Hlth. Sys. Inc. Proj.,
Series A	5.125	04/01/48	1,220	1,287,401

DeKalb Cnty. Hsg. Auth. Rev.,
Kensington Station Proj. Series A	4.000	12/01/33	4,000	3,986,003
Sr. Bond, Park at 500 Proj.	4.000	03/01/34	2,000	1,991,745

Gainesville & Hall Cnty. Hosp. Auth. Rev.,
RAN CTFs, NE Georgia Hlth. Sys. Inc. Proj.	5.000	10/15/34	2,000	2,293,935

Georgia Ports Auth. Rev.,
Arpt. & Marina Imps.	5.250	07/01/43	2,500	2,773,881

Main Street Natural Gas, Inc. Rev.,
Series A (Mandatory put date 06/01/30)	5.000(cc)	06/01/53	4,000	4,203,987
Series A (Mandatory put date 06/01/32)	5.000(cc)	06/01/55	2,500	2,699,162
Series A (Mandatory put date 09/01/27)	4.000(cc)	07/01/52	2,515	2,543,118
Series A (Mandatory put date 09/01/31)	5.000(cc)	05/01/54	2,500	2,679,884
Series C (Mandatory put date 12/01/31)	5.000(cc)	12/01/54	1,920	2,041,225
Series D (Mandatory put date 04/01/31)	5.000(cc)	04/01/54	3,250	3,479,590
Series E (Mandatory put date 12/01/32)	5.000(cc)	05/01/55	3,750	4,009,426

Monroe Cnty. Dev. Auth. Rev.,
GA Pwr. Co. Plant Scherer Proj. No. 1	2.250	07/01/25	1,000	995,095

Muni. Elec. Auth. of Georgia Rev.,
Proj. One, Sub. Bonds, Series A, Rfdg.	5.000	01/01/26	1,425	1,450,530
Proj. One, Sub. Bonds, Series A, Rfdg.	5.000	01/01/42	1,000	1,091,657
Proj. One, Sub. Bonds, Series A, Rfdg.	5.250	01/01/41	1,000	1,114,867

				52,764,376

Hawaii 1.0%
Hawaii St. Arpts. Sys. Rev.,
Series A, AMT	5.000	07/01/45	1,000	1,004,708
Series A, AMT	5.000	07/01/48	3,000	3,040,079

See Notes to Financial Statements.

PGIM National Muni Fund 7

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Hawaii (cont’d.)

Honolulu City & Cnty. Wstewtr. Sys. Rev.,
Sr. 1st Bond Resolution, Series A, Rfdg.(hh)	5.000%	07/01/37	2,500	$2,890,405
Sr. 1st Bond Resolution, Series A, Rfdg.(hh)	5.000	07/01/38	3,400	3,899,593

				10,834,785

Idaho 0.2%

Idaho Hsg. & Fin. Association Rev.,
Series A	5.250	08/15/48	2,000	2,176,888

Illinois 7.5%

Chicago,
Chicago Works, Series A, GO	5.500	01/01/41	1,000	1,040,707

Chicago Brd. of Ed. Rev.,
Spl. Tax	5.000	04/01/46	1,000	1,001,038

Chicago O’Hare Int’l. Arpt. Rev.,
Series C, Rfdg., AMT	5.250	01/01/41	1,500	1,640,512
Series C, Rfdg., AMT	5.250	01/01/42	1,000	1,089,203
Sr. Lien, Series D	5.250	01/01/42	2,000	2,051,443

Chicago Trans. Auth. Rev.,
2nd Lien	5.000	12/01/46	3,000	3,026,244

Chicago Wstewtr. Transmn. Rev.,
2nd Lien, Series A	5.000	01/01/47	1,000	1,008,805

Chicago Wtrwks. Rev.,
2nd Lien, Rfdg.	5.000	11/01/36	2,390	2,480,502
2nd Lien, Rmkt., Rfdg.	5.000	11/01/27	1,495	1,538,191
2nd Lien, Series A-1	5.000	11/01/27	510	524,735

Chicago, IL,
Series A, GO, Rfdg.	5.000	01/01/33	4,000	4,228,160
Series C, GO, Rfdg., ETM(ee)	5.000	01/01/26	1,000	1,014,509

Cook Cnty. Sales Tax Rev.,
Series A, Rfdg.	5.250	11/15/45	2,155	2,312,817

Illinois Fin. Auth. Rev.,
Univ. of Chicago, Series A, Rfdg.	5.000	10/01/25	1,505	1,525,065
Univ. of Chicago, Series A, Rfdg.	5.000	04/01/34	1,250	1,443,111

Illinois St.,
GO	5.000	11/01/30	500	513,039
GO, Rfdg.	5.000	02/01/39	2,500	2,747,647
Series A, GO	5.000	11/01/25	1,500	1,520,051
Series A, GO	5.000	03/01/31	2,095	2,303,024
Series A, GO	5.000	12/01/39	2,500	2,567,971
Series A, GO, Rfdg.	5.000	10/01/28	750	798,697

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Illinois (cont’d.)

Illinois St., (cont’d.)
Series B, GO	5.000%	05/01/25	1,000	$1,002,986
Series B, GO	5.250	05/01/45	1,000	1,072,975
Series C, GO	5.000	11/01/29	1,100	1,147,823
Series D, GO	5.000	11/01/25	4,285	4,342,285
Series D, GO	5.000	11/01/27	2,815	2,955,484
Series D, GO, Rfdg.	5.000	07/01/36	1,225	1,341,523

Illinois St. Sales Tax Rev.,
Jr. Oblig. Build Illiois Bonds, Series C, Rfdg.	5.000	06/15/27	3,000	3,134,429
Jr. Oblig. Build Illiois Bonds, Series C, Rfdg.	5.000	06/15/28	1,650	1,752,859

Illinois St. Toll Hwy. Auth. Rev.,
Series C	5.000	01/01/39	2,000	2,001,729
Sr. Series A	5.250	01/01/43	2,250	2,499,178

Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev.,
McCormick Place Expansion, Series A, CABS, NATL	3.890(t)	12/15/34	10,000	6,855,941
McCormick Place Expansion, Series A, CABS, NATL	4.077(t)	06/15/37	7,500	4,565,796

Railsplitter Tob. Settlement Auth. Rev.,
Tob. Set. Funded (Pre-refunded date 06/01/26)(ee)	5.000	06/01/28	1,175	1,208,372

Regl. Trans. Auth. Rev.,
Series A	4.000	06/01/37	3,605	3,611,993

Sales Tax Secur. Corp. Rev.,
2nd Lien, Series A, Rfdg.	5.000	01/01/26	2,430	2,472,162
2nd Lien, Series A, Rfdg.	5.000	01/01/30	1,500	1,633,376
Sr. Series D	5.000	01/01/35	600	664,341

Springfield Elec. Rev.,
Sr. Lien, Rfdg., AGM	4.000	03/01/40	1,000	1,000,000

				79,638,723

Indiana 1.4%

Indiana Fin. Auth. Rev.,
IN Univ. Hlth., Series A, Rfdg.	5.000	12/01/25	2,280	2,317,577
Indiana Univ. Hlth., Series B-1 (Mandatory put date 07/01/28)	5.000(cc)	10/01/62	4,000	4,243,999
Indianapolis Pwr. & Light. Co. Proj., Series B, Rfdg.,
AMT (Mandatory put date 04/01/26)	0.950(cc)	12/01/38	625	611,819

Indianapolis Local Pub. Impvt. Bond Bank Rev.,
City Moral Oblig., Sub. Series F-1, BAM	5.250	03/01/67	4,000	4,251,903
Indianapolis Arpt. Auth. Proj., Series I2, Rfdg., AMT	5.000	01/01/32	1,600	1,729,254

See Notes to Financial Statements.

PGIM National Muni Fund 9

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Indiana (cont’d.)

Whiting Rev.,
BP Products North America, Rfdg., AMT (Mandatory put date 06/05/26)	5.000%(cc)	12/01/44	2,025	$2,066,187

				15,220,739

Kansas 0.2%

Wyandotte Cnty.-Kansas City Unified Govt. Util. Sys. Rev.,
Impvt., Series A	5.000	09/01/45	2,170	2,176,067

Kentucky 3.4%

Kentucky Asset Liability Commn. Rev.,
Series B, Rfdg., AMT	5.000	09/01/25	3,000	3,032,928

Kentucky Pub. Energy Auth. Rev.,
Gas Sply., Series C-1 (Mandatory put date 06/01/25)	4.000(cc)	12/01/49	8,150	8,159,427
Series A, Rfdg. (Mandatory put date 12/01/29)(hh)	5.250(cc)	06/01/55	6,000	6,398,215
Series A-1 (Mandatory put date 08/01/30)	4.000(cc)	08/01/52	4,925	4,976,539
Series A-1, Rfdg. (Mandatory put date 02/01/32)	5.250(cc)	04/01/54	3,370	3,662,891
Series B, Rfdg. (Mandatory put date 08/01/32)	5.000(cc)	01/01/55	3,500	3,763,830
Series C (Mandatory put date 02/01/28)	4.000(cc)	02/01/50	920	926,936

Kentucky Turnpike Auth. Rev.,
Revitalization Proj., Series A, Rfdg.	5.000	07/01/26	1,310	1,349,818

Owen Cnty. Wtrwks. Sys. Rev.,
American Wtr. Co., Series A, Rfdg. (Mandatory put date 10/01/29)	2.450(cc)	06/01/39	1,500	1,436,719

Trimble Cnty. Elec. Pwr. & Lt. Rev.,
Louisville Gas & Elect. Proj., Rmkt., Series A, Rfdg.,
AMT (Mandatory put date 09/01/27)	1.300(cc)	09/01/44	2,250	2,080,746

				35,788,049

Louisiana 0.5%

Louisiana Local Govt. Envirml. Facs. & Comnty. Dev. Auth. Rev.,
Christwood Proj., Rfdg., 144A	4.250	11/15/30	1,000	995,389

Louisiana Pub. Facs. Auth. Rev.,
Elementus Minerals LLC Proj. (Mandatory put date 11/01/25), 144A	5.000(cc)	10/01/43	2,500	2,520,484

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Louisiana (cont’d.)

Louisiana Pub. Facs. Auth. Rev., (cont’d.)
Franciscan Mis., Rfdg. (Pre-refunded date 07/01/25)(ee)	5.000%	07/01/39	10	$10,073
Franciscan Mis., Unrefunded, Rfdg.	5.000	07/01/39	1,990	1,997,433

				5,523,379

Maine 0.2%

Maine Hlth. & Higher Edl. Facs. Auth. Rev.,
Northeastern Univ. Issue, Series B	5.000	10/01/39	2,285	2,561,905

Maryland 0.2%

Maryland St. Trans. Auth. Rev.,
Series A, Rfdg.	5.000	07/01/41	2,045	2,286,085

Massachusetts 0.8%

Massachusetts Dev. Fin. Agcy. Rev.,
Boston Univ. Issue, Series B-1, Rfdg.(hh)	5.000	10/01/35	1,900	2,246,900
Harvard Univ., Series A, Rfdg.	5.000	07/15/40	2,500	3,029,232
Series B, Rfdg.	4.000	02/15/36	2,000	2,207,829

Massachusetts Edl. Fing. Auth. Rev.,
Sr. Series B, Rfdg., AMT	5.000	07/01/28	1,000	1,042,712

Massachusetts St. Port Auth. Rev.,
Series A, Rfdg., AMT	5.000	07/01/27	320	332,917

				8,859,590

Michigan 2.2%

Detroit Downtown Dev. Auth.,
Tax Alloc., Catalyst Dev. Proj., Rfdg.	5.000	07/01/48	4,000	4,201,815

Michigan Fin. Auth. Rev.,
Beaumont-Spectrum Consolidation, Series A, Rfdg.	5.000	04/15/29	1,000	1,082,291
Sr. Series A, Class 1, Rfdg.	5.000	06/01/30	2,000	2,139,155
Sr. Series A, Class 1, Rfdg.	5.000	06/01/32	3,750	4,010,045
Sr. Series B-1, Class 2, Rfdg.	5.000	06/01/49	2,270	2,295,233
Sustainable Bonds, Henry Ford Hlth. Detroit Utl. Plant Proj.	5.500	02/28/49	1,245	1,388,729

See Notes to Financial Statements.

PGIM National Muni Fund 11

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Michigan (cont’d.)

Michigan St. Univ. Rev.,
Series A, Rfdg.	5.000%	08/15/39	2,000	$2,214,166

Michigan Strategic Fd. Rev.,
Sustainable Bond, Recycled Board Machine Proj.,
AMT (Mandatory put date 10/01/26)	4.000(cc)	10/01/61	5,650	5,652,572

				22,984,006

Minnesota 0.6%

Minneapolis Rev.,
Allina Hlth. Sys., Series B (Mandatory put date 11/15/30)	5.000(cc)	11/15/53	1,120	1,209,355

Minneapolis St. Paul Metropolitan Arpt. Commn. Rev.,
Sub. Series B, Rfdg., AMT	5.000	01/01/33	2,325	2,538,641

Minnesota Rural Wtr. Fin. Auth., Inc. Rev.,
Rfdg., BANS	3.300	08/01/26	1,300	1,304,048

Washington Cnty. Cmnty. Dev. Agcy. Rev.,
Cottage Grove Bluestem Proj. (Mandatory put date 09/01/25)	3.680(cc)	09/01/26	1,200	1,200,544

				6,252,588

Mississippi 0.1%

Mississippi Bus. Fin. Corp. Rev.,
Poll. Ctrl., Rfdg.	3.200	09/01/28	500	496,417

Missouri 0.3%

Missouri St. Hlth. & Edl. Facs. Auth. Rev.,
BJC Hlth. Sys.	5.000	01/01/44	3,500	3,501,109

Nebraska 0.4%

Central Plns. Energy. Proj. Rev.,
Proj. No. 4, Series A, Rfdg. (Mandatory put date 11/01/29)	5.000(cc)	05/01/54	3,000	3,163,552

Douglas Cnty. Hosp. Auth. No. 2 Rev.,
Children’s Hosp. Oblig. Grp. (Mandatory put date 11/15/25)	5.000(cc)	11/15/53	1,270	1,280,530

				4,444,082

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New Hampshire 2.1%

National Fin. Auth. Rev.,
Sustainable Cert., Series 1-A, NFA Muni. Cert., ARC70
(Mandatory put date 10/01/34)	4.150%	10/20/40	3,875	$3,849,933
Sustainable Cert., Series 2024-3, Class A	4.163(cc)	10/20/41	3,987	3,807,641

New Hampshire Bus. Fin. Auth. Rev.,
Caldwell Ranch Proj., 144A	4.875	12/01/33	1,400	1,400,854
Silverado Proj., 144A	5.000	12/01/28	2,000	2,002,079
Sustainable Cert., Series 2024-4, Class A-US	4.183	11/20/39	2,995	2,979,972
Univ. of Nevada Reno Proj., Series A, BAM	5.250	06/01/51	1,820	1,954,480
Valencia Proj., 144A	5.300	12/01/32	1,240	1,237,100
Wtr. Util. Imps., 144A	5.375	12/15/35	4,400	4,401,070

New Hampshire Hlth. & Edu. Facs. Auth. Act Rev.,
Series C, Rmkt., Rfdg. (Mandatory put date 08/03/27)	3.300(cc)	06/01/38	1,000	1,005,581

				22,638,710

New Jersey 5.0%

New Jersey Econ. Dev. Auth. Rev.,
American Wtr. Co., Inc. Proj., Series D, Rfdg., AMT
(Mandatory put date 12/01/27)	1.100(cc)	11/01/29	625	571,083
American Wtr. Co., Inc., Series A, Rfdg., AMT
(Mandatory put date 12/03/29)	2.200(cc)	10/01/39	1,250	1,124,764
Sch. Facs. Construction	5.000	06/15/29	1,500	1,628,368
Series SSS, Rfdg.	5.250	06/15/36	1,000	1,160,845

New Jersey Healthcare Facs. Fing. Auth. Rev.,
Greystone Svcs. Greystone Park Proj. Rfdg.	5.000	09/15/25	1,250	1,264,480
Hackensack Meridian Hlth., Series A, Rfdg.	5.000	07/01/39	1,500	1,545,396
RWJ Barnabas Hlth. Oblig. Grp., Series A, Rfdg.	5.000	07/01/33	1,015	1,037,604

New Jersey Higher Ed. Student Assistance Auth. Rev.,
Sr. Series A, Rfdg.	5.000	12/01/25	550	556,224
Sr. Series A, Rfdg.	5.000	12/01/26	700	717,225

New Jersey St.,
Covid-19 Gov. Emergency Bonds, Series A, GO	5.000	06/01/28	3,205	3,434,270

New Jersey Tpke. Auth. Rev.,
Series A, Rfdg.	5.000	01/01/35	1,000	1,013,102
Series C, Rfdg.	5.000	01/01/45	2,000	2,184,416
Series E, Rfdg.	5.000	01/01/32	4,110	4,330,672

New Jersey Trans. Tr. Fd. Auth. Rev.,
Series A, Rfdg.	5.000	06/15/34	2,100	2,411,763
Series AA, Rfdg.	5.000	06/15/27	1,200	1,256,826
Series AA, Rfdg.	5.250	06/15/41	1,910	2,161,692
Trans. Prog. Notes, Rmkt., Series BB-1	5.000	06/15/33	1,300	1,388,269

See Notes to Financial Statements.

PGIM National Muni Fund 13

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New Jersey (cont’d.)

New Jersey Trans. Tr. Fd. Auth. Rev., (cont’d.)
Trans. Prog., Series CC	5.000%	06/15/41	3,500	$3,865,770
Trans. Sys., Series A, Rfdg.	5.000	12/15/28	4,085	4,396,564
Trans. Sys., Series A, Rfdg.	5.250	06/15/41	2,000	2,228,072

South Jersey Trans. Auth. Rev.,
Series A, Rfdg., BAM	5.000	11/01/39	1,000	1,121,988

Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/25	2,720	2,730,577
Series A, Rfdg.	5.000	06/01/26	2,765	2,825,734
Series A, Rfdg.	5.000	06/01/27	985	1,021,572
Series A, Rfdg.	5.000	06/01/29	3,135	3,299,857
Series A, Rfdg.	5.000	06/01/31	1,650	1,726,027
Series A, Rfdg.	5.000	06/01/37	2,000	2,071,870

				53,075,030

New Mexico 0.1%

Farmington Rev.,
4 Corners Proj., Rmkt., Rfdg.	1.800	04/01/29	1,500	1,360,606

New York 6.6%

Long Island Pwr. Auth. Rev.,
Notes	1.000	09/01/25	4,100	4,046,934
Series B, Rfdg. (Mandatory put date 09/01/26)	1.500(cc)	09/01/51	3,000	2,910,346

Monroe Cnty. Ind. Dev. Corp. Rev.,
Eugenio Maria De Hostos Chart. Sch. Proj., Series A, 144A	5.000	07/01/34	830	868,391

New York,
Fiscal 2015, Rmkt., Sub-Series F-4, GO (Mandatory put date 12/01/25)	5.000(cc)	06/01/44	2,000	2,009,987
Series C, Sub. Series C-1, GO	5.000	09/01/41	1,000	1,106,766

New York City Muni. Wtr. Fin. Auth. Rev.,
2nd Gen Resolution, Sub-Series CC-1, Rfdg.	5.250	06/15/37	1,000	1,036,624

New York City Trans. Fin. Auth. Future Tax Sec’d. Rev.,
Future Tax Sec., Sub. Series D-1	5.500	11/01/45	1,560	1,731,580
Sub. Series A-2	5.000	08/01/38	2,000	2,076,897

New York City Trans. Fin. Auth. Rev.,
Multi-Modal Bonds, Sub. Series B	5.500	05/01/47	3,500	3,904,327
Sub. Fiscal 2025, Series D	5.250	05/01/43	5,000	5,631,290
Sub. Future Tax, Series A, Sub. Series A-1, Rfdg.	5.000	11/01/40	1,500	1,677,303
Sub. Series D-1, Rfdg.	5.000	11/01/40	2,000	2,225,993
Sub., Future Tax, Series C, Sub. Series C-1	5.000	05/01/42	5,000	5,537,494

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New York (cont’d.)

New York Liberty Dev. Corp. Rev.,
Bank of America Tower at One Bryant Park Proj., Class 3, Rfdg.	2.800%	09/15/69	7,000	$6,481,828
Bank of America Tower at One Bryant Park Proj., Rfdg.	2.450	09/15/69	4,000	3,772,828

New York St. Dorm. Auth. Rev.,
Mem. Sloan Kettering, Series 1, Rfdg.	5.000	07/01/42	1,000	1,029,382
Series A, Rfdg.	5.250	03/15/37	1,000	1,077,514

New York St. Hsg. Fin. Agcy. Rev.,
Green Bonds, Series A-2 (Mandatory put date 06/15/29)	3.350(cc)	06/15/54	665	674,608
Green Bonds, Series A-2 (Mandatory put date 12/15/30)	3.450(cc)	06/15/54	2,000	2,053,924

New York St. Urban Dev. Corp. Rev.,
St. Personal Income Tax Gen. Purp., Series A, Bidding Grp. 1	5.000	03/15/42	2,255	2,374,676

New York Trans. Dev. Corp. Rev.,
JFK Int’l. Arpt. Proj. Term. 4, Series A, Rfdg., AMT	5.000	12/01/25	800	809,826
Laguardia Arpt., Term. B Redev., Series A, AMT	5.000	07/01/46	1,000	1,000,021
Laguardia Arpt., Term. C&D Redev., Proj., AMT	6.000	04/01/35	1,250	1,408,367
Sustainable Bond, JFK Int’l. Arpt. Term. One Proj., AGM	5.500	06/30/43	2,000	2,156,106
Sustainable Bond, John F. Kennedy Int’l. Arpt. Term.
One Proj., AMT	6.000	06/30/54	1,500	1,613,571

Port Auth. of NY & NJ Rev.,
Series 231ST, Rfdg., AMT	5.500	08/01/40	1,290	1,439,181
Series 246, AMT, Rfdg.	5.000	09/01/30	1,875	2,030,302
Series 246, Rfdg. AMT	5.000	09/01/28	1,500	1,587,254

Rockland Cnty. Indl. Dev. Agcy. Rev.,
Rockland Gardens Proj. (Mandatory put date 05/01/25)	4.650(cc)	05/01/27	1,200	1,200,573

Triborough Bridge & Tunnel Auth. Rev.,
Series A-2, Rfdg. (Mandatory put date 05/15/28)	2.000(cc)	05/15/45	2,000	1,893,986

TSASC, Inc. Rev.,
Series A, Rfdg.	5.000	06/01/25	1,000	1,003,179
Series A, Rfdg.	5.000	06/01/41	2,405	2,439,106

				70,810,164

See Notes to Financial Statements.

PGIM National Muni Fund 15

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

North Carolina 0.4%

Charlotte Arpt. Rev.,
Series B, Rfdg. AMT	5.000%	07/01/30	1,125	$1,209,982

Cumberland Cnty. Indl. Facs. & Pollution Ctl. Fin. Auth. Rev.,
Proj. Aero, AMT (Mandatory put date 11/01/25)	3.750(cc)	12/01/27	3,075	3,077,766

				4,287,748

Ohio 3.2%

Allen Cnty. Hosp. Facs. Rev.,
Bon Secours Mercy Hlth., Rfdg.	5.000	12/01/30	1,100	1,208,283
Series A, Rfdg.	5.000	08/01/25	1,030	1,039,047

American Muni. Pwr., Inc. Rev.,
Prairie St. Energy Campus Proj., Series A, Rfdg.	5.000	02/15/39	2,000	2,241,022

Buckeye Tob. Settlement Fing. Auth. Rev.,
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/28	8,415	8,791,381
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/33	3,560	3,758,031

Columbus Metropolitan Hsg. Auth. Rev.,
Orchards Proj. & The Eden Park Proj.	5.000	12/01/34	4,000	4,205,504

Hamilton Cnty. Swr. Sys. Rev.,
Met Swr. Dept. of Greater Cincinnati, Series B, Rfdg.	5.000	12/01/30	1,250	1,401,392

Lancaster Port Auth. Rev.,
Series A, Rfdg. (Mandatory put date 08/01/30)	5.000(cc)	02/01/55	1,250	1,329,145

Ohio Air Quality Dev. Auth. Rev.,
American Elec. Pwr. Co. Proj., Series A (Mandatory put date 10/01/29)	2.400(cc)	12/01/38	500	486,188
American Elec. Pwr. Co. Proj., Series A, Rmkt, Rfdg. AMT	3.750	01/01/29	1,500	1,504,249

Ohio St.,
Common Sch. Series C, GO, Rfdg.	5.000	03/15/27	1,000	1,047,429

Ohio St. Univ. Rev.,
Multiyear Debt Issuance Prog. II, Series C	5.250	12/01/46	3,500	3,838,306

Ohio Wtr. Dev. Auth. Rev.,
Fresh Wtr., Series A, Rfdg.	5.250	06/01/26	995	1,013,587

Ohio Wtr. Dev. Auth. Wtr. Pollution Control Loan Fd. Rev.,
Sustainable Bonds, Series C	5.000	12/01/33	2,000	2,323,404

				34,186,968

Oklahoma 0.9%

Oklahoma Inds. Auth. Rev.,
Oklahoma City Pub. Sch. Proj.	5.000	04/01/25	1,000	1,001,585
Oklahoma City Pub. Sch. Proj.	5.000	04/01/28	1,000	1,063,338

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Oklahoma (cont’d.)

Oklahoma Tpke. Auth. Rev.,
Series A	5.000%	01/01/42	3,000	$3,057,325
Sr. Bonds, Series B, Rfdg.(hh)	5.000	01/01/40	2,000	2,217,895

Stillwater Util. Auth. Rev.,
Series A	5.000	10/01/39	1,865	1,866,705

				9,206,848

Pennsylvania 4.4%

Bucks Cnty. Indl. Dev. Auth. Rev.,
Grand View Hosp. Proj.	5.000	07/01/25	350	350,987

Chester Cnty. Indl. Dev. Auth. Rev.,
Avon Grove Chart. Sch. Nts.	5.000	03/01/27	2,140	2,180,954

Comnwlth. Fing. Auth. Rev.,
Tob. Mstr. Settlement Payment Bonds	5.000	06/01/25	3,520	3,537,153
Tob. Mstr. Settlement Payment Bonds	5.000	06/01/28	2,280	2,429,685
Tob. Mstr. Settlement Payment Bonds	5.000	06/01/34	1,170	1,231,284

Delaware Vlly. Regl. Fin. Auth. Rev.,
Series A, AMBAC	5.500	08/01/28	1,650	1,783,559

Gen. Auth. of Southcentral Pennsylvania Rev.,
Wellspan Hlth. Oblig. Grp., Series A, Rfdg.	5.000	06/01/34	3,000	3,448,378

Luzerne Cnty. Indl. Dev. Auth. Rev.,
Pennsylvania American, Rfdg., AMT (Mandatory put date 12/03/29)	2.450(cc)	12/01/39	1,250	1,173,071

Pennsylvania Econ. Dev. Fing. Auth. Rev.,
The Penndot Major Bridges Package One Proj., P3 Proj., AGM, AMT	5.500	06/30/42	3,025	3,319,456
Wste. Mgmt., Inc. Proj., Series B, Rfdg., AMT
(Mandatory put date 11/02/26)	1.100(cc)	06/01/31	1,250	1,197,926

Pennsylvania St. Univ. Rev.,
Series A	5.000	09/01/41	2,400	2,451,779

Pennsylvania Tpke. Commn. Rev.,
1st Series, Rfdg.	5.000	12/01/42	2,845	3,152,736
Series A	5.000	12/01/49	3,150	3,262,392
Series A-1, Rfdg.	5.000	12/01/40	1,635	1,637,847
Series A-1, Rfdg.	5.000	12/01/45	7,305	7,313,461
Sub. Series A-1	5.000	12/01/25	1,425	1,449,131
Sub. Series B, Rfdg.	5.000	06/01/29	1,985	2,031,961
Sub. Series B-1	5.250	06/01/47	2,000	2,040,433

Philadelphia Auth. for Indl. Dev. Rev.,
Children’s Hosp. Proj., Rfdg.	4.000	07/01/37	1,075	1,079,064

See Notes to Financial Statements.

PGIM National Muni Fund 17

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Pennsylvania (cont’d.)

Philadelphia Gas Wks. Co. Rev.,
16th Series A, AGM	5.000%	08/01/28	625	$666,132
16th Series A, AGM	5.000	08/01/29	1,000	1,082,795

				46,820,184

Puerto Rico 0.9%

Puerto Rico Ind. Tourist Edl. Med. & Envirml. Ctl. Facs.
Fing. Auth. Rev.,
San Juan Cruise Term. Proj., Series 2023, Class A-1, AMT	6.750	01/01/45	1,000	1,185,154

Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Restructured, Series A-1	4.500	07/01/34	848	848,427
Restructured, Series A-1, CABS	3.693(t)	07/01/33	1,962	1,445,905
Series A-1, CABS	3.692(t)	07/01/27	7,012	6,436,368

				9,915,854

Rhode Island 0.8%

Rhode Island Hlth. & Edl. Bldg. Corp. Higher Ed. Facs. Rev.,
Clg. & Univ. Rev.	5.250	08/15/43	3,965	4,173,388

Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/40	4,350	4,356,014

				8,529,402

South Carolina 1.8%

Greenwood Cnty. Rev.,
Self Regional Healthcare, Rfdg.	5.000	10/01/25	2,185	2,209,175

Patriots Energy Grp. Fing. Agcy. Rev.,
Series A-1 (Mandatory put date 08/01/31)	5.250(cc)	10/01/54	2,500	2,712,771
Series B-1, Rfdg. (Mandatory put date 03/01/31)	5.250(cc)	02/01/54	2,250	2,447,915

South Carolina Jobs-Econ. Dev. Auth. Rev.,
Foothill Affordable Hsg. Fndn., Paddock Club &
Fairway Proj. (Mandatory put date 03/01/35)(hh)	4.000(cc)	03/01/62	3,200	3,199,904
Novant Hlth. Oblig. Grp., Series A	5.000	11/01/34	1,000	1,145,312
Novant Hlth. Oblig. Grp., Series A	5.250	11/01/41	1,000	1,122,589

South Carolina Pub. Svc. Auth. Rev.,
Series A, Rfdg.	5.000	12/01/29	1,300	1,305,539
Series A, Rfdg.	5.000	12/01/32	4,595	5,055,769

				19,198,974

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Tennessee 2.3%

Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Rev.,
Univ. of Tennessee Proj. Series B-1, BAM	5.250%	07/01/64	1,000	$1,026,246

Memphis Shelby Cnty. Arpt. Auth. Rev.,
Series A, AMT	5.000	07/01/25	830	835,000

Metropolitan Nashville Arpt. Auth. Rev.,
Sub. Series B, AMT	5.000	07/01/27	1,800	1,870,188

Tennergy Corp. Rev.,
Gas Sply. Series A (Mandatory put date 12/01/30)	5.500(cc)	10/01/53	770	827,064
Series A (Mandatory put date 09/01/28)	4.000(cc)	12/01/51	5,930	5,997,602
Series A (Mandatory put date 12/01/29)	5.000(cc)	10/01/54	1,750	1,860,913

Tennessee Energy Acq. Corp. Gas Rev.,
Nat. Gas Utility Imps. (Mandatory put date 11/01/25)	4.000(cc)	11/01/49	9,750	9,780,042
Series A	5.250	09/01/26	2,675	2,719,042

				24,916,097

Texas 9.3%

Arlington Higher Edu. Fin. Corp. Rev.,
Trinity Basin Preparatory, Inc., PSFG	5.000	08/15/48	1,000	1,058,666

Arlington Hsg. Fin. Corp. Rev.,
6900 Matlok Road (Mandatory put date 04/01/27)	4.500(cc)	04/01/41	2,500	2,525,050

Bexar Cnty. Hsg. Fin. Corp. Rev.,
Pavilion at Culebra Apts. (Mandatory put date 03/01/26)	4.050(cc)	03/01/28	2,500	2,511,571

Capital Area Hsg. Fin. Corp. Rev.,
Grand Avenue Flats, Rmkt. (Mandatory put date 06/01/25)	3.480(cc)	08/01/39	1,000	1,000,555

Central Texas Regl. Mobility Auth. Rev.,
Series C	5.000	01/01/27	800	813,564
Sr. Lien, Series A (Pre-refunded date 07/01/25)(ee)	5.000	01/01/40	1,395	1,405,094
Sr. Lien, Series A (Pre-refunded date 07/01/25)(ee)	5.000	01/01/45	1,000	1,007,413
Sr. Lien, Series D, Rfdg.	5.000	01/01/29	1,085	1,166,173

Central Texas Turnpike Sys. Rev.,
1st Tier, Series B, Rfdg. (Mandatory put date 08/15/30)	5.000(cc)	08/15/42	2,000	2,143,632
2nd Tier, Series C, Rfdg.	5.000	08/15/41	2,000	2,203,245

Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch., Rfdg., PSFG	5.000	08/15/38	1,200	1,307,593
Idea Pub. Sch., Rfdg., PSFG	5.000	08/15/39	1,000	1,001,351
Idea Pub. Sch., Rfdg., PSFG	5.000	08/15/39	1,000	1,084,572
International Leadership of Texas, Inc., Series A, Rfdg., PSFG	5.000	08/15/39	1,000	1,090,112

See Notes to Financial Statements.

PGIM National Muni Fund 19

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Texas (cont’d.)

Dallas Fort Worth Int’l. Arpt. Rev., Rfdg.	5.000%	11/01/34	1,500	$1,744,299
Rfdg.	5.000	11/01/36	1,125	1,293,059

Dallas Hotel Occupancy Tax Rev.,
Rfdg.	4.000	08/15/28	1,010	1,021,764

Dallas Independent Sch. Dist.,
GO, Rfdg., PSFG	5.000	02/15/48	3,000	3,180,725

EP Essential Hsg. WF PFC Rev.,
Home Essential Fun. Hsg. Prog. Tuscany Mesa Hills Proj.	4.250	12/01/34	1,000	1,002,726

EP Tuscany Zaragosa PFC Rev.,
Home Essential Function Hsg. Prog. Tuscany Mesa Hills Proj.	4.000	12/01/33	1,500	1,491,233

Galveston Wharves & Term. Rev.,
1st Lien, Series A, AMT	5.500	08/01/40	1,150	1,254,067
1st Lien, Series A, AMT	5.500	08/01/42	400	433,518
1st Lien, Series A, AMT	5.500	08/01/43	400	431,123
Wharves & Terminal, 1st Lien, AMT	6.000	08/01/43	2,000	2,213,947

Harris Cnty. Cultrl. Ed. Facs. Fin. Corp. Rev.,
Memorial Hermann Hlth. Sys., Series C-3, Rfdg.
(Mandatory put date 12/01/26)	5.000(cc)	06/01/32	2,785	2,874,199

Harris Cnty. Toll Road Auth. Rev.,
1st Lien, Series A, Rfdg.	5.000	08/15/29	1,710	1,877,182
1st Lien, Series A, Rfdg.	5.000	08/15/40	1,225	1,378,916
Series A, Rfdg.	5.000	08/15/35	2,000	2,301,389
Sr. Lien, Series A, Rfdg.	5.000	08/15/43	5,040	5,215,784

Houston Arpt. Sys. Rev.,
Sub. Lien, Series A, Rfdg., AGM, AMT	5.250	07/01/48	3,600	3,830,445
Uni. Airlines Inc., Term. Impvt. Proj., Series B, AMT	5.500	07/15/36	2,400	2,602,222

Houston Combined Util. Sys. Rev.,
Comb. 1st Lien, Series D, Rfdg.	5.000	11/15/34	3,000	3,002,892
Sub. 1st Lien, Series A, Rfdg.	5.000	11/15/25	2,000	2,031,860

Hutto Independent Sch. Dist.,
GO, PSFG	5.000	08/01/48	1,000	1,069,309

Lakeside Place PFC Rev.,
Brookside Gardens Apts. (Mandatory put date 11/01/25)	4.150(cc)	11/01/26	3,500	3,506,701

Lower Colorado River Auth. Rev.,
LCRA Transmn. Svcs. Corp. Proj., Rfdg., AGM	5.000	05/15/27	1,335	1,399,609
LCRA Transmn. Svcs. Corp. Proj., Series A, Rfdg.	6.000	05/15/52	1,500	1,664,695
Rfdg., ETM(ee)	5.000	05/15/25	2,275	2,283,268

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Texas (cont’d.)

Mabank Independent Sch. Dist.,
GO, Rfdg., PSFG	5.000%	08/15/38	2,050	$2,299,976

North Texas Twy. Auth. Rev.,
1st Tier, Series A, Rfdg.	5.000	01/01/28	1,180	1,198,876
Cap. Apprec., Sys., 1st Tier, Series D, Rfdg.	3.985(t)	01/01/38	8,000	4,819,811
Series A, Rfdg.	5.000	01/01/30	1,765	1,793,518

Northwest Independent Sch. Dist.,
GO, PSFG	5.000	02/15/48	1,500	1,589,469

Permanent Univ. Fd. Univ. of Texas Sys. Rev.,
Series A, Rfdg.	5.000	07/01/40	3,000	3,348,854
Series B, Rfdg.	5.000	07/01/36	2,500	2,966,412

San Antonio Elec. & Gas Sys. Rev.,
Series C, Rfdg.	5.500	02/01/49	1,000	1,119,551
Series D, Rfdg.	5.000	02/01/41	2,000	2,238,354

Tarrant Cnty. Cultrl. Ed. Facs. Fin. Corp. Rev.,
Christus Hlth. Series B, Rfdg.	5.000	07/01/25	1,100	1,107,089

Texas Priv. Activity Bond Surface Trans. Corp. Rev.,
Bond Surface Trans. Corp., Sr. Lien, Rfdg. AMT	5.500	06/30/40	1,900	2,014,262

Texas St.,
Mobility Fund, Series B, GO, Rfdg.	5.000	10/01/36	1,870	1,886,060

Texas Trans. Commn. St. Hwy. Fd. Rev.,
Rfdg.	5.000	10/01/33	3,000	3,491,075

				99,296,830

Utah 1.9%

Intermountain Pwr. Agcy. Rev.,
Series A	5.250	07/01/45	2,500	2,688,229

Ogden City Sch. Dist.,
GO	1.375	06/15/32	2,010	1,675,486
GO	1.500	06/15/33	1,420	1,167,681
GO	1.625	06/15/34	2,200	1,787,614

Salt Lake City Corp. Arpt. Rev.,
Series A, AMT	5.250	07/01/48	2,000	2,039,402

Utah Cnty. Rev.,
IHC Hlth. Svcs., Inc., Series A	5.000	05/15/43	2,545	2,689,828

Utah Telecommunication Open Infrast. Agcy. Rev.,
Rfdg.	5.500	06/01/40	4,885	5,542,352

Utah Trans. Auth. Rev.,
Sr. Lien, Rfdg.	5.000	06/15/40	2,000	2,266,633

				19,857,225

See Notes to Financial Statements.

PGIM National Muni Fund 21

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Virginia 0.5%

Alexandria Redev. & Hsg. Auth. Rev.,
431 S Columbus Street Block 4 Proj. (Mandatory put date 12/01/25)	3.400%(cc)	12/01/54	1,750	$1,753,141

Fairfax Cnty. Ind. Dev. Auth. Rev.,
Healthcare Inova Hlth. Sys., Series B-2, Rmkt., Rfdg.
(Mandatory put date 05/15/30)	5.000(cc)	05/15/57	1,100	1,194,376

James City Cnty. Econ. Dev. Auth. Rev.,
Williamsburg Landing, Temps 50, Series C-3	5.250	12/01/27	1,000	1,000,912

Virginia Small Bus. Fing. Auth. Rev.,
Sr. Lien Elizabeth River Crossing Opco, LLC Proj. Rfdg.	4.000	01/01/30	1,750	1,776,601

				5,725,030

Washington 3.1%

Energy Northwest Rev.,
Proj. 1, Series B, Rfdg.	5.000	07/01/25	1,500	1,511,554

Port of Seattle Rev.,
Intermediate Lien, Series B, Rfdg., AMT	5.250	07/01/41	3,250	3,540,609
Intermediate Lien, Series C, AMT	5.000	05/01/25	1,125	1,128,079
Series A, AMT	5.000	05/01/26	1,800	1,836,972
Series A, AMT	5.000	05/01/43	1,675	1,687,643

Washington Healthcare Facs. Auth. Rev.,
Multicare Hlth. Sys., Series B, Rfdg.	5.000	08/15/26	670	675,534
Overlake Hosp. Med. Ctr., Rfdg.	5.000	07/01/38	2,690	2,691,453

Washington St.,
Series 2020A, GO	5.000	08/01/42	3,000	3,184,078
Series R-2024C, GO, Rfdg.	5.000	08/01/40	1,100	1,243,161
Var. Purp., Series A, GO	5.000	08/01/42	2,000	2,088,930

Washington St. Hsg. Fin. Commn. Rev.,
Sustainable Cert., Series 2023-1, Class X	1.494(cc)	04/20/37	32,456	3,293,931
Sustainable Cert., Series 2024-1, Class A	4.221	03/20/50	4,988	4,864,422

Washington St. Univ. Rev.,
Rfdg.	5.000	04/01/38	3,565	4,050,842

Whatcom Cnty. Pub. Util. Dist. No. 1,
Series A, GO, AMT, BAM	5.000	12/01/34	850	929,858

				32,727,066

West Virginia 0.2%

West Virginia Parkways Auth. Rev.,
Sr. Turnpike Toll Rev.	5.000	06/01/39	1,750	1,833,093

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Wisconsin 1.3%

Pub. Fin. Auth. Rev.,
Class A, Series 1	4.100%	09/25/39	3,975	$3,911,209
Million Air Three LLC Gen. Avtn. Facs. Proj., Series A,
Rfdg. AMT, 144A	5.500	09/01/30	450	461,290
Million Air Three LLC Gen. Avtn. Facs. Proj., Series A,
Rfdg. AMT, 144A	5.750	09/01/35	715	744,290
Mountain Island Chrt. Sch., Ltd., Rfdg.	4.000	07/01/27	385	385,012
Nolina & Sorella Proj., RANS, 144A	5.500	12/15/32	2,578	2,536,568
Providence St. Joseph Hlth., Series C, Rfdg.
(Mandatory put date 10/01/30)	4.000(cc)	10/01/41	1,500	1,536,373

Wisconsin Dept. of Trans. Rev.,
Series 1, Rfdg.	5.000	07/01/29	3,000	3,285,415

Wisconsin Hlth. & Edl. Facs. Auth. Rev.,
Forensic Science & Protective Med. Collaboration, Inc. Proj., 144A	5.000	08/01/27	1,400	1,420,936

				14,281,093

TOTAL MUNICIPAL BONDS (cost $1,048,211,347)				1,051,320,298

			Shares

UNAFFILIATED EXCHANGE-TRADED FUND 1.9%
iShares National Muni Bond ETF (cost $19,660,714)			187,690	20,210,459

TOTAL LONG-TERM INVESTMENTS
(cost $1,067,872,061)				1,071,530,757

SHORT-TERM INVESTMENTS 0.7%

AFFILIATED MUTUAL FUND 0.7%
PGIM Core Ultra Short Bond Fund (cost $6,777,373)(wb)			6,777,373	6,777,373

See Notes to Financial Statements.

PGIM National Muni Fund 23

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION(n) 0.0%
U.S. Treasury Bills (cost $341,494)	4.233%	10/02/25	350	$341,597

TOTAL SHORT-TERM INVESTMENTS
(cost $7,118,867)				7,118,970

TOTAL INVESTMENTS 101.1%
(cost $1,074,990,928)				1,078,649,727
Liabilities in excess of other assets(z) (1.1)%				(11,705,427)

NET ASSETS 100.0%				$1,066,944,300

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

AMT—Alternative Minimum Tax

BAM—Build America Mutual

BANS—Bond Anticipation Notes

CABS—Capital Appreciation Bonds

CDD—Community Development District

CGM—Citigroup Global Markets, Inc.

COP—Certificates of Participation

ETF—Exchange-Traded Fund

ETM—Escrowed to Maturity

FRDD—Floating Rate Daily Demand Note

GO—General Obligation

IDB—Industrial Development Bond

NATL—National Public Finance Guarantee Corp.

OTC—Over-the-counter

PCR—Pollution Control Revenue

PFC—Public Facility Corporation

PSFG—Permanent School Fund Guarantee

RANS—Revenue Anticipation Notes

Rfdg—Refunding

SAN—Santander Bank, N.A.

SOFR—Secured Overnight Financing Rate

TCRs—Transferrable Custodial Receipts

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

See Notes to Financial Statements.

(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(n)	Rate shown reflects yield to maturity at purchased date.
(t)	Represents zero coupon. Rate quoted represents effective yield at February 28, 2025.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at February 28, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Position:
178	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	$22,094,250	$(782,366)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$1,043,000	$305,485

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Municipal Bonds
Alabama	$ —	$41,207,708	$—
Alaska	—	10,460,597	—
Arizona	—	27,441,530	—
Arkansas	—	2,923,674	—
California	—	59,668,870	—

See Notes to Financial Statements.

PGIM National Muni Fund 25

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Municipal Bonds (continued)
Colorado	$ —	$52,526,097	$—
Connecticut	—	10,314,809	—
District of Columbia	—	29,149,602	—
Florida	—	83,451,701	—
Georgia	—	52,764,376	—
Hawaii	—	10,834,785	—
Idaho	—	2,176,888	—
Illinois	—	79,638,723	—
Indiana	—	15,220,739	—
Kansas	—	2,176,067	—
Kentucky	—	35,788,049	—
Louisiana	—	5,523,379	—
Maine	—	2,561,905	—
Maryland	—	2,286,085	—
Massachusetts	—	8,859,590	—
Michigan	—	22,984,006	—
Minnesota	—	6,252,588	—
Mississippi	—	496,417	—
Missouri	—	3,501,109	—
Nebraska	—	4,444,082	—
New Hampshire	—	22,638,710	—
New Jersey	—	53,075,030	—
New Mexico	—	1,360,606	—
New York	—	70,810,164	—
North Carolina	—	4,287,748	—
Ohio	—	34,186,968	—
Oklahoma	—	9,206,848	—
Pennsylvania	—	46,820,184	—
Puerto Rico	—	9,915,854	—
Rhode Island	—	8,529,402	—
South Carolina	—	19,198,974	—
Tennessee	—	24,916,097	—
Texas	—	99,296,830	—
Utah	—	19,857,225	—
Virginia	—	5,725,030	—
Washington	—	32,727,066	—
West Virginia	—	1,833,093	—
Wisconsin	—	14,281,093	—
Unaffiliated Exchange-Traded Fund	20,210,459	—	—
Short-Term Investments
Affiliated Mutual Fund	6,777,373	—	—
U.S. Treasury Obligation	—	341,597	—

Total	$26,987,832	$1,051,661,895	$—

See Notes to Financial Statements.

	Level 1	Level 2	Level 3
Other Financial Instruments*
Liabilities
Futures Contracts	$(782,366)	$ —	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2025 were as follows:

Transportation	21.6%
Pre-pay Gas	11.9
Special Tax/Assessment District	11.6
Healthcare	9.3
Development	9.1
Power	7.3
General Obligation	6.8
Education	6.5
Tobacco Appropriated	4.8
Corporate Backed IDB & PCR	3.7
Lease Backed Certificate of Participation	3.0
Water & Sewer	2.7

Unaffiliated Exchange-Traded Fund	1.9%
Affiliated Mutual Fund	0.6
Pre-Refunded	0.3
U.S. Treasury Obligation	0.0 *

101.1
Liabilities in excess of other assets	(1.1)

100.0%

* Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	—	$—	Due from/to broker-variation margin futures	$782,366*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM National Muni Fund 27

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$1,974,137

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$(1,068,128)

For the six months ended February 28, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Short Positions (1)	$18,496,073

*	Average volume is based on average quarter end balances for the six months ended February 28, 2025.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

as of February 28, 2025

Assets
Investments at value:
Unaffiliated investments (cost $1,068,213,555)	$1,071,872,354
Affiliated investments (cost $6,777,373)	6,777,373
Interest receivable	11,436,667
Receivable for Fund shares sold	1,130,456
Deposit with broker for centrally cleared/exchange-traded derivatives	1,043,000
Receivable for investments sold	828,953
Prepaid expenses	5,223

Total Assets	1,093,094,026

Liabilities

Payable for investments purchased	22,681,224
Payable for Fund shares purchased	2,778,392
Management fee payable	202,345
Due to broker—variation margin futures	145,472
Accrued expenses and other liabilities	110,186
Distribution fee payable	103,739
Dividends payable	94,912
Affiliated transfer agent fee payable	31,074
Directors’ fees payable	2,382

Total Liabilities	26,149,726

Net Assets	$1,066,944,300

Net assets were comprised of:
Common stock, at par	$762,002
Paid-in capital in excess of par	1,102,055,855
Total distributable earnings (loss)	(35,873,557)

Net assets, February 28, 2025	$1,066,944,300

See Notes to Financial Statements.

PGIM National Muni Fund 29

Statement of Assets and Liabilities (unaudited)

as of February 28, 2025

Class A

Net asset value and redemption price per share, ($ 502,447,819 ÷ 35,868,784 shares of common stock issued and outstanding)	$14.01
Maximum sales charge (3.25% of offering price)	0.47

Maximum offering price to public	$14.48

Class C

Net asset value, offering price and redemption price per share, ($ 9,846,823 ÷ 701,492 shares of common stock issued and outstanding)	$14.04

Class Z

Net asset value, offering price and redemption price per share, ($ 342,856,074 ÷ 24,498,084 shares of common stock issued and outstanding)	$14.00

Class R6

Net asset value, offering price and redemption price per share, ($ 211,793,584 ÷ 15,131,807 shares of common stock issued and outstanding)	$14.00

See Notes to Financial Statements.

Statement of Operations (unaudited)

Six Months Ended February 28, 2025

Net Investment Income (Loss)

Income
Interest income	$18,715,116
Affiliated dividend income	394,598
Unaffiliated dividend income	305,099

Total income	19,414,813

Expenses
Management fee	1,537,883
Distribution fee(a)	680,377
Transfer agent’s fees and expenses (including affiliated expense of $ 62,303)(a)	302,032
Registration fees(a)	67,451
Custodian and accounting fees	41,442
Shareholders’ reports	24,548
Audit fee	21,784
Professional fees	20,013
Directors’ fees	11,761
SEC registration fees	125
Miscellaneous	22,581

Total expenses	2,729,997
Less: Fee waiver and/or expense reimbursement(a)	(213,448)
Custodian fee credit	(341)

Net expenses	2,516,208

Net investment income (loss)	16,898,605

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(743,964)
Futures transactions	1,974,137

1,230,173

Net change in unrealized appreciation (depreciation) on:
Investments	(3,913,306)
Futures	(1,068,128)

(4,981,434)

Net gain (loss) on investment transactions	(3,751,261)

Net Increase (Decrease) In Net Assets Resulting From Operations	$13,147,344

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	629,688	50,689	—	—
Transfer agent’s fees and expenses	151,190	4,836	143,176	2,830
Registration fees	18,314	8,474	23,089	17,574
Fee waiver and/or expense reimbursement	(68,477)	(1,378)	(94,295)	(49,298)

See Notes to Financial Statements.

PGIM National Muni Fund 31

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2025	Year Ended August 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$16,898,605	$30,197,417
Net realized gain (loss) on investment transactions	1,230,173	(11,523,186)
Net change in unrealized appreciation (depreciation) on investments	(4,981,434)	39,336,997

Net increase (decrease) in net assets resulting from operations	13,147,344	58,011,228

Dividends and Distributions
Distributions from distributable earnings
Class A	(7,631,383)	(14,641,394)
Class C	(105,556)	(220,549)
Class Z	(5,436,575)	(8,930,537)
Class R6	(3,595,622)	(6,153,208)

	(16,769,136)	(29,945,688)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	133,264,871	366,162,384
Net asset value of shares issued in reinvestment of dividends and distributions	16,143,527	28,635,451
Cost of shares purchased	(143,715,093)	(280,810,941)

Net increase (decrease) in net assets from Fund share transactions	5,693,305	113,986,894

Total increase (decrease)	2,071,513	142,052,434

Net Assets:

Beginning of period	1,064,872,787	922,820,353

End of period	$1,066,944,300	$1,064,872,787

See Notes to Financial Statements.

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 28, 2025		Year Ended August 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.05		$13.68	$13.75	$15.32	$15.10	$15.27
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.40	0.31	0.27	0.31	0.40
Net realized and unrealized gain (loss) on investment transactions	(0.04)		0.36	(0.07)	(1.57)	0.22	(0.15)
Total from investment operations	0.17		0.76	0.24	(1.30)	0.53	0.25
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.39)	(0.31)	(0.27)	(0.31)	(0.42)
Net asset value, end of period	$14.01		$14.05	$13.68	$13.75	$15.32	$15.10
Total Return(b):	1.22%		5.65%	1.78%	(8.56)%	3.58%	1.69%

Ratios/Supplemental Data:
Net assets, end of period (000)	$502,448		$513,152	$525,991	$552,551	$673,470	$606,460
Average net assets (000)	$507,925		$517,175	$533,792	$613,992	$642,658	$569,886
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.61	%(c)	0.61%	0.62%	0.61%	0.61%	0.76%
Expenses before waivers and/or expense reimbursement	0.64	%(c)	0.64%	0.65%	0.64%	0.63%	0.76%
Net investment income (loss)	3.05	%(c)	2.86%	2.28%	1.85%	2.05%	2.67%
Portfolio turnover rate(d)(e)	25%		84%	57%	50%	27%	71%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM National Muni Fund 33

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended February 28, 2025		Year Ended August 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.08		$13.71	$13.78	$15.35	$15.13	$15.30
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.27 (b)	0.19	0.15	0.19	0.28
Net realized and unrealized gain (loss) on investment transactions	(0.05)		0.37 (c)	(0.07)	(1.57)	0.22	(0.15)
Total from investment operations	0.10		0.64	0.12	(1.42)	0.41	0.13
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.27)	(0.19)	(0.15)	(0.19)	(0.30)
Net asset value, end of period	$14.04		$14.08	$13.71	$13.78	$15.35	$15.13
Total Return(d):	0.75%		4.68%	0.89%	(9.31)%	2.71%	0.86%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,847		$10,630	$12,730	$15,384	$19,794	$22,918
Average net assets (000)	$10,222		$11,562	$14,463	$17,931	$21,489	$22,458
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	1.55	%(e)	1.53%	1.49%	1.46%	1.45%	1.59%
Expenses before waivers and/or expense reimbursement	1.58	%(e)	1.56%	1.52%	1.49%	1.47%	1.59%
Net investment income (loss)	2.11	%(e)	1.93%	1.41%	1.01%	1.23%	1.84%
Portfolio turnover rate(f)(g)	25%		84%	57%	50%	27%	71%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

Class Z Shares
	Six Months Ended February 28, 2025		Year Ended August 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.04		$13.66	$13.74	$15.30	$15.08	$15.25
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.43	0.35	0.31	0.35	0.44
Net realized and unrealized gain (loss) on investment transactions	(0.04)		0.38	(0.08)	(1.57)	0.22	(0.15)
Total from investment operations	0.19		0.81	0.27	(1.26)	0.57	0.29
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.43)	(0.35)	(0.30)	(0.35)	(0.46)
Net asset value, end of period	$14.00		$14.04	$13.66	$13.74	$15.30	$15.08
Total Return(b):	1.35%		5.99%	1.97%	(8.28)%	3.83%	1.95%

Ratios/Supplemental Data:
Net assets, end of period (000)	$342,856		$331,459	$205,178	$171,216	$167,012	$88,266
Average net assets (000)	$334,627		$289,162	$175,759	$169,419	$126,301	$85,403
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.36	%(c)	0.36%	0.36%	0.36%	0.36%	0.51%
Expenses before waivers and/or expense reimbursement	0.42	%(c)	0.43%	0.44%	0.44%	0.44%	0.55%
Net investment income (loss)	3.30	%(c)	3.11%	2.55%	2.11%	2.26%	2.92%
Portfolio turnover rate(d)(e)	25%		84%	57%	50%	27%	71%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM National Muni Fund 35

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended February 28, 2025		Year Ended August 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.04		$13.67	$13.74	$15.30	$15.08	$15.26
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.44	0.36	0.32	0.35	0.44
Net realized and unrealized gain (loss) on investment transactions	(0.04)		0.37	(0.07)	(1.57)	0.23	(0.15)
Total from investment operations	0.19		0.81	0.29	(1.25)	0.58	0.29
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.44)	(0.36)	(0.31)	(0.36)	(0.47)
Net asset value, end of period	$14.00		$14.04	$13.67	$13.74	$15.30	$15.08
Total Return(b):	1.38%		5.99%	2.11%	(8.21)%	3.91%	1.94%

Ratios/Supplemental Data:
Net assets, end of period (000)	$211,794		$209,632	$178,921	$179,799	$219,454	$108,015
Average net assets (000)	$216,624		$195,170	$175,411	$208,328	$160,277	$76,818
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.29	%(c)	0.29%	0.29%	0.29%	0.29%	0.42%
Expenses before waivers and/or expense reimbursement	0.34	%(c)	0.34%	0.34%	0.33%	0.34%	0.46%
Net investment income (loss)	3.37	%(c)	3.18%	2.61%	2.17%	2.32%	2.94%
Portfolio turnover rate(d)(e)	25%		84%	57%	50%	27%	71%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization

Prudential National Muni Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation and PGIM National Muni Fund (the “Fund”) is the sole series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek a high level of current income exempt from federal income taxes.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

During the reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM Investments” or the “Manager”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment

PGIM National Muni Fund 37

Notes to Financial Statements (unaudited) (continued)

and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

PGIM National Muni Fund 39

Notes to Financial Statements (unaudited) (continued)

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc. (the “subadviser”), which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The Manager pays for the services of PGIM, Inc.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended February 28, 2025, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.29% on average daily net assets up to $5 billion;	0.29%
0.28% on average daily net assets over $5 billion.

The Manager has contractually agreed, through December 31, 2025, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual

PGIM National Muni Fund 41

Notes to Financial Statements (unaudited) (continued)

waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
Z	0.36
R6	0.29

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended February 28, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges

(“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$122,917	$12,090
C	—	339

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended February 28, 2025, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 28, 2025, were as follows:

Cost of Purchases	Proceeds from Sales
$304,217,104	$264,622,090

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended February 28, 2025, is presented as follows:

PGIM National Muni Fund 43

Notes to Financial Statements (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund(1)(wb)
$26,895,801	$200,156,452	$220,274,880	$—	$—	$6,777,373	6,777,373	$394,598

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2025 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$1,075,107,894	$12,544,594	$(9,785,127)	$2,759,467

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of August 31, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$41,799,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2024 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of

1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 1 billion shares of capital stock, $0.01 par value per share, designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	150,000,000
B	5,000,000
C	25,000,000
Z	375,000,000
T	75,000,000
R6	370,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	7	75.1

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended February 28, 2025:
Shares sold	2,390,132	$33,462,455
Shares issued in reinvestment of dividends and distributions	503,148	7,038,318
Shares purchased	(3,278,925)	(45,833,931)
Net increase (decrease) in shares outstanding before conversion	(385,645)	(5,333,158)
Shares issued upon conversion from other share class(es)	58,801	822,770
Shares purchased upon conversion into other share class(es)	(316,212)	(4,422,258)
Net increase (decrease) in shares outstanding	(643,056)	$(8,932,646)

PGIM National Muni Fund 45

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended August 31, 2024:
Shares sold	5,464,299	$75,810,588
Shares issued in reinvestment of dividends and distributions	966,451	13,390,332
Shares purchased	(7,955,338)	(110,435,681)
Net increase (decrease) in shares outstanding before conversion	(1,524,588)	(21,234,761)
Shares issued upon conversion from other share class(es)	154,222	2,146,825
Shares purchased upon conversion into other share class(es)	(575,866)	(8,041,749)
Net increase (decrease) in shares outstanding	(1,946,232)	$(27,129,685)

Class C
Six months ended February 28, 2025:
Shares sold	64,586	$902,635
Shares issued in reinvestment of dividends and distributions	7,466	104,663
Shares purchased	(74,179)	(1,039,362)
Net increase (decrease) in shares outstanding before conversion	(2,127)	(32,064)
Shares purchased upon conversion into other share class(es)	(51,121)	(716,886)
Net increase (decrease) in shares outstanding	(53,248)	$(748,950)

Year ended August 31, 2024:
Shares sold	145,811	$2,010,720
Shares issued in reinvestment of dividends and distributions	15,747	218,581
Shares purchased	(204,929)	(2,841,826)
Net increase (decrease) in shares outstanding before conversion	(43,371)	(612,525)
Shares purchased upon conversion into other share class(es)	(130,720)	(1,818,983)
Net increase (decrease) in shares outstanding	(174,091)	$(2,431,508)

Class Z
Six months ended February 28, 2025:
Shares sold	5,296,551	$73,901,741
Shares issued in reinvestment of dividends and distributions	387,892	5,421,973
Shares purchased	(4,247,342)	(59,264,741)
Net increase (decrease) in shares outstanding before conversion	1,437,101	20,058,973
Shares issued upon conversion from other share class(es)	206,510	2,887,959
Shares purchased upon conversion into other share class(es)	(751,189)	(10,582,012)
Net increase (decrease) in shares outstanding	892,422	$12,364,920

Share Class	Shares	Amount

Year ended August 31, 2024:
Shares sold	15,478,055	$213,089,393
Shares issued in reinvestment of dividends and distributions	641,938	8,904,175
Shares purchased	(7,373,113)	(101,919,508)
Net increase (decrease) in shares outstanding before conversion	8,746,880	120,074,060
Shares issued upon conversion from other share class(es)	237,020	3,283,109
Shares purchased upon conversion into other share class(es)	(393,667)	(5,411,263)
Net increase (decrease) in shares outstanding	8,590,233	$117,945,906

Class R6
Six months ended February 28, 2025:
Shares sold	1,787,689	$24,998,040
Shares issued in reinvestment of dividends and distributions	256,009	3,578,573
Shares purchased	(2,692,898)	(37,577,059)
Net increase (decrease) in shares outstanding before conversion	(649,200)	(9,000,446)
Shares issued upon conversion from other share class(es)	868,801	12,231,166
Shares purchased upon conversion into other share class(es)	(15,697)	(220,739)
Net increase (decrease) in shares outstanding	203,904	$3,009,981

Year ended August 31, 2024:
Shares sold	5,437,715	$75,251,683
Shares issued in reinvestment of dividends and distributions	442,056	6,122,363
Shares purchased	(4,754,044)	(65,613,926)
Net increase (decrease) in shares outstanding before conversion	1,125,727	15,760,120
Shares issued upon conversion from other share class(es)	726,697	10,077,603
Shares purchased upon conversion into other share class(es)	(16,972)	(235,542)
Net increase (decrease) in shares outstanding	1,835,452	$25,602,181

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA

Term of Commitment	9/27/2024 – 9/25/2025	9/29/2023 – 9/26/2024

Total Commitment	$ 1,200,000,000	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

PGIM National Muni Fund 47

Notes to Financial Statements (unaudited) (continued)

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended February 28, 2025.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s Prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Insured Municipal Bonds Risk: The Fund may purchase municipal bonds that are insured to attempt to reduce credit risk. Although insurance coverage reduces credit risk by providing that the insurer will make timely payment of interest and/or principal, it does not provide protection against market fluctuations of insured bonds or fluctuations in the price of the shares of the Fund. An insured municipal bond fluctuates in value largely based on factors relating to the insurer’s creditworthiness or ability to satisfy its obligations. The Fund cannot be certain that any insurance company will make the payments it guarantees.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all

PGIM National Muni Fund 49

Notes to Financial Statements (unaudited) (continued)

or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Municipal Bonds Risk: Municipal bonds are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes relating to tax or the rights of municipal bond holders, for example in connection with an insolvency, could affect the market for and value of municipal bonds, which may adversely affect the Fund’s yield or the value of the Fund’s investments in municipal bonds. Certain municipal bonds with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities. If the Fund invests a substantial amount of its assets in issuers located in a single region, state or city, there is an increased risk that environmental, economic, political and social conditions in those regions will have a significant impact on the Fund’s investment performance. For example, municipal securities of a particular state are vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health epidemics, social unrest and catastrophic natural disasters, such as hurricanes or earthquakes. Many municipal bonds are also subject to prepayment risk, which is the risk that when interest rates fall, issuers may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate. In addition, income from municipal bonds could be declared taxable because of non-compliant conduct of a bond issuer.

10.	Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of February 28, 2025.

PGIM National Muni Fund 51

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract. - None.

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940- Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential National Muni Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	April 15, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 15, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	April 15, 2025